Deferred Tax Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Tax Assets [Abstract]
Schedule of the deferred tax assets, net

	December 31, 2018	December 31, 2017
Deferred tax assets, non-current
Unpaid accrued expenses	$50,600	$52,474
Warranty	49,090	-
Allowance for doubtful accounts	79,639	41,434
Others	424,735	424,343
Deferred tax assets	604,064	518,251
Less: valuation allowance	-	-
Deferred tax assets, non-current	$604,064	$518,251